Related Parties (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Consult4nts [Member]
Related Parties [Line Items]
Amount of fees	$ 25,833	$ 38,412
Constr Supply LLC [Member]
Related Parties [Line Items]
Amount of fees	$ 106,439
Kopias Consulting [Member]
Related Parties [Line Items]
Amount of fees		18,525
S Alsagoff [Member]
Related Parties [Line Items]
Amount of fees		592
M Rogatsky [Member]
Related Parties [Line Items]
Amount of fees